Income Tax - Summary of Reconciliation between the Charge to Net Income for Income Tax and the One that would Result from Applying the Prevailing Tax Rate on Net Income Before Income Tax Arising from the Consolidated Statements of Comprehensive Income (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net profit or loss before income tax	$ (257)	$ 3,056	$ 715
Average tax rate	25.29%	25.33%	34.55%
Average tax rate applied to net profit or loss before income tax	$ 65	$ (774)	$ (247)
Effect of the valuation of property, plant and equipment and intangible assets, net	(1,193)	154	501
Effect of exchange differences and other results associated to the valuation of the currency, net	990	(112)	(500)
Effect of the valuation of inventories	(549)	(268)	(108)
Income on investments in associates and joint ventures	24	112	99
Effect of tax rate change	(423)	(25)	(439)
Effect of the regularization regime for the dispute associated with cost deduction for hydrocarbon wells abandonment	0	18	0
Miscellaneous	66	73	(5)
Income tax	$ (1,020)	$ (822)	$ (699)